Income Taxes - Schedule of Income Tax Rate (Details) (10K)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory Federal Income Tax Rate	(34.00%)	(34.00%)
State Taxes, Net of Federal Tax Benefit	(5.40%)	(5.40%)
Other		4.20%
Change in Valuation Allowance	39.40%	35.20%
Income Taxes Provision (Benefit)	0.00%	0.00%